SUPPLEMENT TO THE COMMON CLASS PROSPECTUSES
                    AND STATEMENTS OF ADDITIONAL INFORMATION

                     CREDIT SUISSE CAPITAL APPRECIATION FUND
                  CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
                       CREDIT SUISSE EMERGING MARKETS FUND
                         CREDIT SUISSE FIXED INCOME FUND
                     CREDIT SUISSE GLOBAL FIXED INCOME FUND
                       CREDIT SUISSE GLOBAL SMALL CAP FUND
                     CREDIT SUISSE INTERNATIONAL FOCUS FUND
                         CREDIT SUISSE JAPAN EQUITY FUND
                       CREDIT SUISSE LARGE CAP BLEND FUND
                        CREDIT SUISSE MID-CAP GROWTH FUND
                      CREDIT SUISSE NEW YORK MUNICIPAL FUND
                       CREDIT SUISSE SMALL CAP GROWTH FUND
                       CREDIT SUISSE SMALL CAP VALUE FUND
             CREDIT SUISSE STRATEGIC ALLOCATION FUND - CONSERVATIVE
               CREDIT SUISSE STRATEGIC ALLOCATION FUND - MODERATE
              CREDIT SUISSE STRATEGIC ALLOCATION FUND - AGGRESSIVE

The following information supersedes or supplements certain information in the Funds' Common Class Prospectuses and Statements of Additional Information.

         The Common Class shares are available for purchase by a corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse Asset Management, LLC or a third party through which the investment is made.

Dated: December 23, 2005                                          16-1205
                                                                  for
                                                                  WPBDF
                                                                  WPISF
                                                                  WPJPN
                                                                  WPUSL
                                                                  WPUSS
                                                                  CSCSC
                                                                  CSCRC
                                                                  SEQ-PRO-CMN
                                                                  SAF-PRO-CMN
                                                                  2005-040